Loans and Financing - Additional Information (Detail) - USD ($) $ in Millions			1 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 15, 2012	Feb. 28, 2017	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2015
Disclosure of detailed information about loans and financing [line items]
Assets pledged and bank guarantees as collateral for loans				$ 452.9	$ 502.8
Loan and Fianncing Repurchase Maximum Amount	$ 82.3
Loan And Financing Remaining Amount	458.2
Total borrowing costs incurred					$ 615.0
Borrowings, maturity					four
U.S. dollar [member]
Disclosure of detailed information about loans and financing [line items]
Proportion of loans denominated in foreign currency subject to fixed interest rate				98.90%
Weighted average interest rate				5.16%	5.03%
Brazilian Real [member]
Disclosure of detailed information about loans and financing [line items]
Proportion of loans denominated in foreign currency subject to fixed interest rate				0.40%
Weighted average interest rate				5.24%	2.51%
Euro [member]
Disclosure of detailed information about loans and financing [line items]
Proportion of loans denominated in foreign currency subject to fixed interest rate				0.60%
Weighted average interest rate				0.29%	0.00%
Embraer Netherlands Finance BV [member]
Disclosure of detailed information about loans and financing [line items]
Guaranteed notes issued	$ 750.0
Borrowing interest rate	6.95%
Embraer [Member]
Disclosure of detailed information about loans and financing [line items]
Guaranteed notes issued		$ 500.0
Borrowing interest rate		5.15%
Loan and Fianncing Repurchase Maximum Amount	$ 167.7
Loan And Financing Remaining Amount	$ 332.3
Existing Notes [member]
Disclosure of detailed information about loans and financing [line items]
Aggregate principal amount of notes exchange				$ 146.4
5.696%, maturing on September 16, 2023 [member]
Disclosure of detailed information about loans and financing [line items]
Guaranteed notes issued				$ 540.5
Borrowing interest rate				5.696%
Aggregate principal amount of notes exchange				$ 337.2
Percentage of aggregate principal notes exchange				54.95%
5.05% p.a., due on June 15, 2025 [member] | Embraer Netherlands Finance BV [member]
Disclosure of detailed information about loans and financing [line items]
Borrowing interest rate						5.05%
5.40% p.a., due on February 01, 2027 [member] | Embraer Netherlands Finance BV [member]
Disclosure of detailed information about loans and financing [line items]
Guaranteed notes issued			$ 750.0
Borrowing interest rate			5.40%
Private and public banks [Member]
Disclosure of detailed information about loans and financing [line items]
Borrowings					$ 315.0
Brazilian National Bank for Economic and Social Development [Member]
Disclosure of detailed information about loans and financing [line items]
Borrowings					$ 300.0